UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year Ended: 	December 31, 2010

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	       January 20, 2011
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 197052
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4052    46950 SH       Sole                    42110              4840
Abbott Labs Com                COM              002824100     3215    67105 SH       Sole                    64805              2300
Air Prods & Chems Inc Com      COM              009158106     4242    46640 SH       Sole                    42800              3840
Alcoa Inc Com                  COM              013817101     4132   268500 SH       Sole                   243700             24800
American Express Co Com        COM              025816109     3659    85260 SH       Sole                    75660              9600
Amgen Inc Com                  COM              031162100     3583    65270 SH       Sole                    58270              7000
Apple Inc Com                  COM              037833100     5821    18045 SH       Sole                    16410              1635
Archer Daniels Midland Com     COM              039483102     4088   135900 SH       Sole                   122350             13550
Automatic Data Process Com     COM              053015103     3928    84875 SH       Sole                    75500              9375
Becton Dickinson & Co Com      COM              075887109     4233    50080 SH       Sole                    44630              5450
Caterpillar Inc Del Com        COM              149123101     4000    42710 SH       Sole                    41360              1350
Chubb Corp  Com                COM              171232101     2973    49850 SH       Sole                    45250              4600
Cisco Sys Inc Com              COM              17275R102     3248   160530 SH       Sole                   142930             17600
Coca-Cola Co Com               COM              191216100      559     8500 SH       Sole                     8500
Corning Inc Com                COM              219350105     3204   165825 SH       Sole                   147525             18300
Costco Whsl Corp Com           COM              22160K105     4466    61850 SH       Sole                    55650              6200
Disney Walt Co Com             COM              254687106     3858   102865 SH       Sole                    93555              9310
Emerson Elec Co Com            COM              291011104     3745    65500 SH       Sole                    63700              1800
Exxon Mobil Corp Com           COM              30231G102     4363    59665 SH       Sole                    54015              5650
Fedex Corp Com                 COM              31428X106     4033    43365 SH       Sole                    38940              4425
General Dynamics Corp Com      COM              369550108     3673    51765 SH       Sole                    45715              6050
General Elec Co Com            COM              369604103     3652   199666 SH       Sole                   193025              6641
Google Inc Cl A                COM              38259P508     4152     6990 SH       Sole                     6290               700
Home Depot Inc Com             COM              437076102     4354   124200 SH       Sole                   110100             14100
Illinois Tool Wks Inc Com      COM              452308109     4315    80800 SH       Sole                    72500              8300
Ingersoll-Rand PLC             COM              G47791101     4436    94200 SH       Sole                    85300              8900
Intel Corp Com                 COM              458140100     3688   175350 SH       Sole                   154900             20450
International Bus Mach Com     COM              459200101     4188    28535 SH       Sole                    25535              3000
International Paper Co Com     COM              460146103     3338   122545 SH       Sole                   118745              3800
JPMorgan Chase & Co Com        COM              46625H100     3189    75182 SH       Sole                    72560              2622
Johnson & Johnson Com          COM              478160104     3682    59525 SH       Sole                    53325              6200
Kimberly Clark Corp Com        COM              494368103     3972    63005 SH       Sole                    57035              5970
McDonalds Corp Com             COM              580135101     4312    56175 SH       Sole                    50425              5750
McGraw-Hill Cos Inc            COM              580645109     3958   108700 SH       Sole                    97100             11600
Microsoft Corp Com             COM              594918104     3721   133320 SH       Sole                   118320             15000
Morgan Stanley Com             COM              617446448     3393   124700 SH       Sole                   111550             13150
Nucor Corp Com                 COM              670346105     3499    79850 SH       Sole                    72150              7700
Pepsico Inc Com                COM              713448108     3340    51125 SH       Sole                    45325              5800
Pfizer Inc Com                 COM              717081103     3948   225450 SH       Sole                   202900             22550
Procter & Gamble Co Com        COM              742718109     4029    62632 SH       Sole                    55932              6700
Qualcomm Inc Com               COM              747525103     3914    79090 SH       Sole                    70690              8400
Schlumberger Ltd Com           COM              806857108     3962    47450 SH       Sole                    45825              1625
Staples Inc Com                COM              855030102     3567   156650 SH       Sole                   139450             17200
Stryker Corp Com               COM              863667101     3627    67540 SH       Sole                    60440              7100
Time Warner Inc Com            COM              887317303     3749   116546 SH       Sole                   102880             13666
US Bancorp DE Com              COM              902973304     4188   155299 SH       Sole                   139449             15850
Unilever NV NY                 COM              904784709     3628   115550 SH       Sole                   111850              3700
Union Pac Corp Com             COM              907818108     4498    48545 SH       Sole                    43595              4950
Valero Energy Corp Com         COM              91913Y100      555    24000 SH       Sole                    10000             14000
Verizon Communications Com     COM              92343V104     4661   130275 SH       Sole                   117575             12700
Wal-Mart Stores Inc Com        COM              931142103     3809    70620 SH       Sole                    63120              7500
Walgreen Co Com                COM              931422109     4653   119440 SH       Sole                   106440             13000